Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Contract Liabilities [Abstract]
Beginning balance	$ 58,627	$ 187,665
Prepayments from customers	83,526	20,018
Revenue recognized	(42,541)	(148,831)
Exchange rate difference	4,811	(225)
Ending balance	$ 104,423	$ 58,627